SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Interest paid	$ 554	$ 261	$ 222
Income taxes paid	292	165	135
Changes In Non-cash Working Capital [Abstract]
Accounts receivable	(61)	(91)	(71)
Accounts payable and other	234	126	27
Changes in non-cash working capital, net	$ 173	$ 35	$ (44)